UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 63,290	$ 114,778
Comprehensive income	63,290	114,778
Comprehensive income attributable to:
Owners of Cool Company Ltd.	62,641	113,835
Non-controlling interests	649	943
Comprehensive income	$ 63,290	$ 114,778